Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenue, Major Customer [Line Items]
Sales	[1]	$ 133,753		$ 125,690		$ 100,347
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales		18,855		16,915		17,366
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales		14,506			[2]		[2]
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales		14,220			[2]		[2]
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales			[2]	25,888			[2]
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales			[2]		[2]	$ 11,628

[1]	Including sales to related parties in the amount of US$ 762 thousand, US$ 1,275 thousand and US$ 1,063 thousand in 2016, 2017 and 2018, respectively.
[2]	Less than 10% of sales.